Biological Assets (Tables)	12 Months Ended
Dec. 31, 2024
Biological Assets [Abstract]
Schedule of Current and Non-Current Biological Assets
	December 31, 2024		December 31, 2023
Current biological assets (consumable):	Amount	Quantity (thousands)	Amount	Quantity (thousands)

Chicken and eggs	598,232	553,455	685,465	560,414
Cattle	68,789	64	62,556	19
Hogs	731,104	8,153	776,125	8,516
Lamb	189	1	126	1
Fish (biomass - kg)	209,909	23,525	187,881	21,678
Total current	1,608,223		1,712,153

	December 31, 2024		December 31, 2023
Non-current biological assets (bearer assets):	Amount	Quantity (thousands)	Amount	Quantity (thousands)

Mature chickens (breeding stage)	204,160	26,052	211,021	23,745
Immature chickens (in development) and eggs	189,763	16,362	182,741	16,867
Cattle	2,225	1	2,534	1
Hogs	106,793	680	116,160	670
Mature fish (biomass - kg)	1,178	51	2,343	84
Immature fish (biomass - kg) and eggs	12,372	574	14,140	514
Eucalyptus forests (hectares)	1,743	938	2,538	1,057
Total non-current	518,234		531,477
Total of biological assets:	2,126,457		2,243,630

Schedule of Changes in Biological Assets
	Current			Non-current
Changes in biological assets:	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2024	December 31, 2023	December 31, 2022
Balance at the beginning of the period	1,712,153	1,861,106	1,327,675	531,477	501,958	402,297
Business combination	—	(24,542)	171,362	—	—	38,020
Increase by reproduction (born) and cost absorption including death	10,680,387	12,721,303	12,143,982	1,366,906	818,182	775,306
Reduction for slaughter, sale or consumption	(12,129,791)	(13,522,290)	(12,545,787)	(67,825)	(66,503)	(82,344)
Purchases	435,186	397,946	536,267	235,677	180,727	164,921
Fair value adjustments	158,788	(85,715)	36,102	(189)	700	4
Reclassification from non-current to current	913,073	307,195	292,149	(913,073)	(307,195)	(292,149)
Exchange rate variation	(161,573)	57,150	(100,644)	(45,443)	12,426	602
Amortization	—	—	—	(589,296)	(608,818)	(504,699)
Balance at the end of the period	1,608,223	1,712,153	1,861,106	518,234	531,477	501,958